                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

             Report of the Calendar Quarter Ending December 31, 2000

                       If amended report check here: _____

                   Name of Institutional Investment Manager:

Appleton Partners, Inc.             S.E.C. File Number 28-6694
--------------------------------------------------------------

Business Address:

45 Milk Street             Boston              MA              02109
--------------------------------------------------------------------
Street                     City                State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617)338-0700
---------------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 19th day of May, 1999.

                                        Appleton Partners, Inc.
                                        ----------------------------------------
                                        (Name of Institutional Investment Mgr.)



                                        /s/ Douglas C. Chamberlain
                                        ----------------------------------------
                                        By: Douglas C. Chamberlain
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                             Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              150

Form 13F Information Table Value Total:              406,077,928 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

         NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.               Form 13F file number               Name

----              --------------------               -------------------


                                       2
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                             APPLETON PARTNERS, INC.
                         DISCRETIONARY OWNERSHIP FOR 13F
                             AS OF DECEMBER 31, 2000


                                                                                           INVESTMENT                VOTING
                                                                                           DISCRETION               AUTHORITY
                                    TITLE                     FAIR        SHARES OR                   SHARED
                                      OF       CUSIP         MARKET       PRINCIPAL    SOLE   SHARED   OTHER    SOLE   SHARED   NONE
            NAME OF ISSUER          CLASS      NUMBER         VALUE         AMOUNT      (A)     (B)     (C)      (A)    (B)      (C)
        ----------------------     -------    ---------   ------------   -----------   -----  ------  -------   -----  ------   ----
AT&T CORP                          COMMON     001957109        281,727        16,332     X                        X
ABBOTT LABS                        COMMON     002824100      4,140,680        85,485     X                        X
ADOBE SYSTEMS                      COMMON     00724F101        244,387         4,200     X                        X
AGILENT TECHNOLOGIES INC           COMMON     00846U101      1,627,772        29,731     X                        X
ALLIANCE CAPITAL MGMT HOLDING      COMMON     01855A101        682,425        13,480     X                        X
ALLSTATE CORP                      COMMON     020002101        444,338        10,200     X                        X
AMBAC FINL GROUP INC               COMMON     023139108        201,178         3,450     X                        X
AMERICA ONLINE INC                 COMMON     02364J104        577,332        16,590     X                        X
AMERICAN EXPRESS CO                COMMON     025816109      4,216,178        76,745     X                        X
AMERICAN HOME PRODS CORP           COMMON     026609107      5,091,562        80,119     X                        X
AMERICAN INTL GROUP INC            COMMON     026874107     11,631,361       118,010     X                        X
AMGEN INC                          COMMON     031162100        951,390        14,880     X                        X
ANADARKO PETE CORP                 COMMON     032511107        259,371         3,649     X                        X
ANALOG DEVICES                     COMMON     032654105        327,600         6,400     X                        X
APPLERA CORPORATION APPLIED BI     COMMON     038020103        235,156         2,500     X                        X
APPLIED MATLS INC                  COMMON     038222105      3,051,181        79,900     X                        X
ATLAS CONSOLIDATED MNG & DEV-B     COMMON     049249303            230        76,533     X                        X
AUTOMATIC DATA PROCESSING          COMMON     053015103        785,392        12,405     X                        X
AVERY DENNISON CORP                COMMON     053611109        219,500         4,000     X                        X
AVON PRODS INC                     COMMON     054303102      1,350,075        28,200     X                        X
BP AMOCO PLC ADR                   COMMON     055622104      1,295,019        27,050     X                        X
BANK OF AMERICA CORP               COMMON     060505104        205,245         4,474     X                        X
BATTLE MOUNTAIN BMG 6.000% 01/     CONVERT    071593AA5         35,500        50,000     X                        X
BELLSOUTH CORP                     COMMON     079860102      1,275,039        31,146     X                        X
BERKSHIRE HATHAWAY INC CL B        COMMON     084670207        732,094           311     X                        X
BEST BUY INC                       COMMON     086516101        433,091        14,650     X                        X
BIOMET INC                         COMMON     090613100        267,891         6,750     X                        X
BIOTECH HLDRS TR DEPOSITARY RC     COMMON     09067D201        255,469         1,500     X                        X
BANK OF NY CAP TRUST 7.800% PF     PREFERR    096564208        225,000         9,000     X                        X
BOEING CO                          COMMON     097023105        627,396         9,506     X                        X
BRISTOL MYERS SQUIBB CO            COMMON     110122108      5,218,583        70,581     X                        X
CVS CORP                           COMMON     126650100      6,726,006       112,217     X                        X


CALPINE CORP                       COMMON     131347106        342,475         7,600     X                        X
CARLISLE COS INC                   COMMON     142339100        210,394         4,900     X                        X
CHASE MANHATTAN CORP               COMMON     16161A108      1,309,418        28,818     X                        X
CHEVRON CORP                       COMMON     166751107        764,159         9,050     X                        X
CISCO SYS INC                      COMMON     17275R102     12,270,103       320,787     X                        X
CINTAS CORP                        COMMON     172908105        209,027         3,930     X                        X
CITIGROUP                          COMMON     172967101      3,482,922        68,209     X                        X
COASTAL CORP                       COMMON     190441105        379,744         4,300     X                        X
COCA COLA CO                       COMMON     191216100      3,985,313        65,400     X                        X
COLGATE PALMOLIVE CO               COMMON     194162103        220,374         3,414     X                        X
COMVERSE TECHNOLOGY INC            COMMON     205862402        235,716         2,170     X                        X
DELTA AIRLINES 8.125% SERIES P     PREFERR    247361405        269,869        11,100     X                        X
DIGITAL LIGHTWAVE INC              COMMON     253855100        683,658        21,575     X                        X
DISNEY (WALT) COMPANY              COMMON     254687106      1,876,018        64,830     X                        X
CSFB DLJ 6.500% 06/01/08           CONVERT    257661AF5         38,606        40,000     X                        X
DU PONT E I DE NEMOURS             COMMON     263534109        348,720         7,218     X                        X
E M C CORP                         COMMON     268648102     12,750,045       191,730     X                        X
EMERSON ELEC CO                    COMMON     291011104        541,915         6,876     X                        X
ENERGAS RES INC                    COMMON     29265E108          7,000        20,000     X                        X
ENRON CORP                         COMMON     293561106      8,818,399       106,086     X                        X
EXXON MOBIL CORPORATION            COMMON     30231G102     17,137,468       197,124     X                        X
FPL GROUP INC                      COMMON     302571104        210,873         2,939     X                        X
FANNIE MAE                         COMMON     313586109        993,721        11,455     X                        X
FIRST UNION CORP                   COMMON     337358105        226,533         8,145     X                        X
FLEETBOSTON FINANCIAL CORP         COMMON     339030108      8,180,925       217,795     X                        X
GANNETT INC                        COMMON     364730101        458,527         7,271     X                        X
GENERAL ELECTRIC                   COMMON     369604103     25,614,396       534,329     X                        X
GENERAL MOTORS CL H                COMMON     370442832      2,324,817       101,079     X                        X
GILLETTE CO                        COMMON     375766102      3,840,088       106,300     X                        X
HALLIBURTON CO                     COMMON     406216101      2,802,850        77,320     X                        X
HARLEY DAVIDSON INC                COMMON     412822108        498,862        12,550     X                        X
HARRIS CAPITAL CORP PFD SER A      PREFERR    414567206        224,438         9,500     X                        X
HEALTH MGMT ASSOC                  COMMON     421933102        775,012        37,350     X                        X
HEWLETT PACKARD CO                 COMMON     428236103      6,151,942       194,913     X                        X
HOME DEPOT INC                     COMMON     437076102      8,025,146       175,653     X                        X
HONEYWELL INT'L INC                COMMON     438516106        465,602         9,841     X                        X
HUDSON UNITED BANCORP              COMMON     444165104        268,712        12,834     X                        X
ILLINOIS TOOL WKS                  COMMON     452308109      1,486,204        24,952     X                        X
INTEL CORP                         COMMON     458140100     16,366,205       544,406     X                        X
I B M                              COMMON     459200101      1,676,285        19,721     X                        X
JOHNSON & JOHNSON                  COMMON     478160104      5,355,666        50,976     X                        X
JUNIPER NETWORKS INC               COMMON     48203R104        346,672         2,750     X                        X
KEYCORP NEW                        COMMON     493267108        322,784        11,528     X                        X


LILLY, ELI AND COMPANY             COMMON     532457108      6,086,287        65,400     X                        X
LUCENT TECHNOLOGIES INC            COMMON     549463107      2,085,170       154,457     X                        X
MGIC INVESTMENT CORP               COMMON     552848103        418,112         6,200     X                        X
MARSH & MCLENNAN COS INC           COMMON     571748102        307,242         2,626     X                        X
MASCOTECH INC 4.500% 12/15/03      CONVERT    574670AB1         45,360        72,000     X                        X
MCDONALDS CORP                     COMMON     580135101      1,673,480        49,220     X                        X
MCGRAW-HILL COMPANIES INC          COMMON     580645109        886,586        15,123     X                        X
MEDIAONE FIN TR 9.040% PFD         PREFERR    584458202        208,550         8,600     X                        X
MEDTRONIC INC                      COMMON     585055106      3,222,516        53,375     X                        X
MERCK & CO INC                     COMMON     589331107     16,803,066       179,472     X                        X
MERRILL LYNCH & CO                 COMMON     590188108     11,586,079       169,915     X                        X
MERRILL LYNCH MUN BD FD            MUTUAL     590193108        116,516        15,132     X                        X
MERRILL LYNCH PFD CAP TR II 8.     PREFERR    59021C203        266,387        10,550     X                        X
ML CAPITAL TRUST 7.280% PFD        PREFERR    59021K205        701,437        29,000     X                        X
MICROSOFT CORP                     COMMON     594918104      5,220,615       120,360     X                        X
MINNESOTA MNG & MFG CO             COMMON     604059105        802,409         6,659     X                        X
MORGAN J.P. & CO INC               COMMON     616880100      1,372,326         8,292     X                        X
MORGAN STANLEY DEAN WITTER         COMMON     617446448        231,252         2,918     X                        X
MOTOROLA INC                       COMMON     620076109        642,938        31,750     X                        X
NINE WEST GROUP 5.500% 07/15/0     CONVERT    65440DAC6        126,750       150,000     X                        X
NOKIA CORP ADR                     COMMON     654902204        881,310        20,260     X                        X
NORTEL NETWORKS CORP               COMMON     656568102      6,606,670       206,056     X                        X
NORTHERN TR CORP                   COMMON     665859104        661,961         8,116     X                        X
OFFICE DEPOT                       COMMON     676220106        158,175        22,200     X                        X
OMNICOM GROUP                      COMMON     681919106      2,701,725        32,600     X                        X
ORACLE SYS CORP                    COMMON     68389X105      3,699,947       127,310     X                        X
PNC FINANCIAL CORP                 COMMON     693475105        859,800        11,768     X                        X
PEPSICO INC                        COMMON     713448108      2,143,578        43,250     X                        X
PFIZER INC                         COMMON     717081103     10,593,202       230,287     X                        X
PHARMACIA CORP                     COMMON     71713U102      1,281,183        21,003     X                        X
PHILIP MORRIS COS                  COMMON     718154107      1,445,840        32,860     X                        X
PROCTER & GAMBLE COMPANY           COMMON     742718109      3,326,613        42,411     X                        X
QUALCOMM INC                       COMMON     747525103        226,016         2,750     X                        X
QUANTUM CORP 7.000% 08/01/04       CONVERT    747906AC9      1,781,950     2,270,000     X                        X
QWEST COMMUNICATIONS               COMMON     749121109      1,763,225        43,137     X                        X
T. ROWE PRICE INTL FUND            MUTUAL     77956H203        871,171        59,998     X                        X
ROYAL DUTCH PETRO                  COMMON     780257804        825,103        13,624     X                        X
SBC COMMUNICATIONS INC             COMMON     78387G103      3,110,387        65,139     X                        X
SANMINA CORP                       COMMON     800907107     16,249,864       212,070     X                        X
SARA LEE CORP                      COMMON     803111103        897,587        36,543     X                        X
SCHERING PLOUGH CORP               COMMON     806605101      1,832,571        32,292     X                        X
SCHLUMBERGER LTD                   COMMON     806857108      4,461,312        55,810     X                        X
SCUDDER INTL FD INC COM            MUTUAL     811165109        241,991         4,810     X                        X


SEA CONTAINERS LTD CL A            COMMON     811371707        866,737        39,850     X                        X
SHELL TRANS & TRADING LTD          COMMON     822703609        264,156         5,350     X                        X
STATE STREET CORP                  COMMON     857477103      4,373,310        35,209     X                        X
STOCKER & YALE INC                 COMMON     86126T203      1,216,413        98,296     X                        X
SUN MICROSYSTEMS INC               COMMON     866810104     17,037,451       611,209     X                        X
SYMANTEC CORP                      COMMON     871503108      5,392,332       161,568     X                        X
SYMBOL TECHNOLOGIES                COMMON     871508107        245,700         6,825     X                        X
TDS CAPITAL I 8.500% PFD           PREFERR    87235W202        314,400        13,100     X                        X
TMP WORLDWIDE                      COMMON     872941109        286,000         5,200     X                        X
TARGET CORP                        COMMON     87612E106      1,262,265        39,140     X                        X
TELLABS INC                        COMMON     879664100      1,513,070        26,780     X                        X
TENNESSEE VALLEY AUTH 7.500%       PREFERR    880591201        229,425         9,200     X                        X
TERADYNE INC                       COMMON     880770102      6,160,666       165,387     X                        X
TEVA PHARMACEUTICAL INDS LTD A     COMMON     881624209        388,225         5,300     X                        X
TEXACO INC                         COMMON     881694103        562,666         9,057     X                        X
TEXAS INSTRUMENTS                  COMMON     882508104      4,723,051        99,695     X                        X
TIME WARNER INC                    COMMON     887315109      2,074,973        39,720     X                        X
TRANSCANADA PIPE 8.250% PFD        PREFERR    893526723        331,594        13,500     X                        X
TRIBUNE CO                         COMMON     896047107      9,936,862       235,192     X                        X
TYCO INTL                          COMMON     902124106        672,549        12,118     X                        X
UNION PAC CORP                     COMMON     907818108        263,900         5,200     X                        X
UNITED TECHNOLOGIES CORP           COMMON     913017109        534,335         6,796     X                        X
UNITED HEALTH GROUP INC            COMMON     91324P102        306,875         5,000     X                        X
VERIZON COMMUNICATIONS             COMMON     92343V104      1,777,282        35,457     X                        X
VIACOM INC CLASS B                 COMMON     925524308        471,941        10,095     X                        X
VODAFONE GROUP PLC SPONS ADR       COMMON     92857W100        500,086        13,964     X                        X
WAL MART STORES INC                COMMON     931142103      1,401,863        26,388     X                        X
WELLS FARGO COMPANY                COMMON     949746101      2,575,324        46,246     X                        X
WILLIAMS COS INC                   COMMON     969457100        374,614         9,380     X                        X
WORLDCOM INC                       COMMON     98157D106      2,258,002       160,569     X                        X
TRANSOCEAN SEDCO FOREX INC         COMMON     G90078109        252,494         5,489     X                        X
FLEXTRONICS INTL LTD               COMMON     Y2573F102     11,972,337       420,082     X                        X
TOTAL                                                      406,077,928